EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS

Note 7 — EQUITY INVESTMENTS

Equity investments consisted of the following:

	As of June 30,
	2025	2024
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$139,921	$138,003
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,400,543	1,385,456
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	287,036	303,627
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	167,521	165,120
Total equity investment	$1,995,021	$1,992,206

(a) Investment in Ningbo Huixin LP

Ningbo Huixin LP engages in investing primarily in game development companies. In September 2021, the Company entered into the Ningbo Huixin LP Partnership Agreement (the “Huixin LP Agreement”) with Ningbo Huixin LP and its general partner to acquire 27.27% of the equity in Ningbo Huixin LP. Pursuant to the Huixin LP Agreement, the Company invested, as a limited partner, $137,906 (RMB1 million) into Ningbo Huixin LP. The Company considers that it has significant influence over Ningbo Huixin LP due to the level of ownership and its participation in Ningbo Huixin LP’s significant business operating and strategic decisions. Accordingly, the Company accounts for the investment using the equity method. For the years ended June 30, 2025, 2024 and 2023, the Company recognized investment loss of $87, $96 and $220, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company did not recognize any impairment loss for the investment in Ningbo Huixin LP.

(b) Investment in Chongqing Xiangyou LP

Chongqing Xiangyou LP engages in investing primarily in game development companies. In October 2021, the Company entered into the Chongqing Xiangyou LP Partnership Agreement (the “Xiangyou Agreement”) with Chongqing Xiangyou LP and its general partner to acquire 20% of the equity interests in Chongqing Xiangyou LP. The Company invested, as a limited partner, $1,448,016 (RMB10.5 million) into Chongqing Xiangyou LP. The Company accounts for its investment in Chongqing Xiangyou LP under the equity method of accounting. For the years ended June 30, 2025, 2024 and 2023, the Company recognized investment loss of $5,014, $27,117, and $35,828, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company did not recognize any impairment loss for the investment in Chongqing Xiangyou LP.

(c) Investment in Wuhan Huiyu

Wuhan Huiyu engages in developing mobile gaming applications. In January 2021, the Company entered into a share purchase agreement, with the founder team of Wuhan Huiyu to acquire 37.5% of Wuhan Huiyu. During the year ended June 30, 2022, the Company invested $413,719 (RMB3.0 million) in Wuhan Huiyu. The Company accounts for its investment in Wuhan Huiyu under the equity method of accounting. For the years ended June 30, 2025, 2024 and 2023, the Company recognized an investment loss of $20,854, investment income of $22,619 and investment income of $12,066, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company did not recognize any impairment loss for the investment in Wuhan Huiyu.

(d) Investment in Beijing Jiaqiwan

Beijing Jiaqiwan engages in developing mobile gaming applications. In June 2020, the Company entered into a share purchase agreement to incorporate and acquire 4% of Beijing Jiaqiwan. During the year ended June 30, 2022, the Company invested $165,488 (RMB1.2 million) in Beijing Jiaqiwan. The Company accounts for its investment in Beijing Jiaqiwan at cost under the measurement alternative.

For the years ended June 30, 2025, 2024 and 2023, the Company did not receive any dividends from all the above investments.